UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02554
Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2015 – February 29, 2016
Item 1: Reports to Shareholders

Semiannual Report | February 29, 2016

Vanguard Money Market Funds

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Prime Money Market Fund.	11
Federal Money Market Fund.	30
Treasury Money Market Fund.	41
About Your Fund’s Expenses.	50
Glossary.	52

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended February 29, 2016
	7-Day	Total
	SEC Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.40%	0.10%
Money Market Funds Average		0.00
Admiral™ Shares	0.46%	0.13%
Institutional Money Market Funds Average		0.04
Money Market Funds Average and Institutional Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Federal Money Market Fund	0.30%	0.07%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Treasury Money Market Fund	0.25%	0.05%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Chairman’s Letter

Dear Shareholder,

Ending months of uncertainty, the Federal Reserve in mid-December increased its target for short-term interest rates to 0.25%–0.5%—the first time the target has been above the near-zero threshold since 2008. Although rates are still exceptionally low by historical standards, the increase marked a start toward normalizing monetary policy.

Over the six months ended February 29, 2016, returns for money market and savings accounts reflected the muted rate levels that persisted through much of the period. Still, yields rose somewhat in anticipation of December’s increase and, later, as a result of it. Vanguard Prime Money Market Fund returned 0.10% for Investor Shares and 0.13% for Admiral Shares, which have a lower expense ratio. Vanguard Federal Money Market Fund returned 0.07% and Vanguard Treasury Money Market Fund 0.05%.

These slight returns were nevertheless ahead of the average result for competing money market funds, and we adhered to our mandate to invest in securities of very high credit quality.

Please note that as of December 14, the Treasury Money Market Fund’s name was changed from the Admiral Treasury Money Market Fund, and Institutional Shares of the Prime Money Market Fund were reclassified as Admiral Shares. Also, the Treasury Money Market Fund reopened to all investors effective January 20, joining the Federal Money Market Fund, which reopened last June.

As you may recall, the Securities and Exchange Commission in 2014 adopted new money market fund regulations that fund sponsors must comply with by October 2016. As U.S. government money market funds, the Treasury Money Market Fund and the Federal Money Market Fund will continue to maintain a share price of $1. Moreover, they will not be subject to new liquidity fee or redemption gate requirements.

The Prime Money Market Fund will be designated a retail fund, meaning that individual investors will continue to have access to this fund at a share price of $1.

Please see the fund’s prospectus for information on fees and gates that apply to retail money market funds.

Bonds registered gains as investors cut their risk

The broad U.S. taxable bond market returned 2.20% over the fiscal half year. Most of the gains came in January and February as investors sought safe-haven assets amid stock market turmoil. The yield of the 10-year U.S. Treasury note closed at 1.74% in February, down from 2.18% six months earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 3.13%. Bonds globally have been buoyed by negative interest

Market Barometer
	Total Returns
	Periods Ended February 29, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.20%	1.50%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.62	3.95	5.45
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.06	0.04

Stocks
Russell 1000 Index (Large-caps)	-2.03%	-7.21%	9.92%
Russell 2000 Index (Small-caps)	-10.16	-14.97	6.11
Russell 3000 Index (Broad U.S. market)	-2.68	-7.84	9.61
FTSE All-World ex US Index (International)	-9.12	-16.79	-0.89

CPI
Consumer Price Index	-0.51%	1.02%	1.39%

rates. As central banks in Europe and Asia boosted stimulus efforts to battle weak growth and low inflation, the European Central Bank in December cut a key rate further into negative territory, and the Bank of Japan in late January adopted a negative-rate policy.

Stocks mostly slumped over the fiscal half year

U.S. stocks returned about –3%. Results were negative in four of the six months. Only October’s return of about 8% prevented an even weaker performance for the half year.

Fears that China’s economic slowdown would spread globally weighed on results. Oil and commodity prices, which declined through most of the period before showing some resiliency in February, also concerned investors.

International stocks returned about –9%, a result that would have been less severe if not for the U.S. dollar’s strength against many foreign currencies. European stocks were among the worst performers.

The funds were prepared for the Fed to raise rates

The Fed’s strategy to normalize monetary policy hinges on the health of the U.S. economy, which generally fared better over the six months than many of its international counterparts. Although corporate earnings weren’t particularly impressive and stock markets were volatile at times, the economy expanded and

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Prime Money Market Fund
Investor Shares	0.16%	0.17%
Admiral Shares	0.10	0.18
Federal Money Market Fund	0.11	0.08
Treasury Money Market Fund	0.09	0.06

The fund expense ratios shown are from the prospectus dated December 14, 2015, and represent estimated costs for the current fiscal year.
For the six months ended February 29, 2016, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.16% for
Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; for the Treasury Money Market Fund, 0.09%.

Peer groups: For the Prime Money Market Fund Investor Shares, Money Market Funds; and for the Admiral Shares, Institutional Money
Market Funds; for the Federal Money Market Fund, Government Money Market Funds; and for the Treasury Money Market Fund; iMoneyNet
Money Fund Report’s 100% Treasury Fund.

labor markets improved. Vanguard Chief Economist Joe Davis expects short-term interest rates to rise further in 2016.

The Vanguard Money Market Funds were well-prepared to benefit from the Fed’s initial increase. In anticipation of it, the funds’ advisor, Vanguard Fixed Income Group, repositioned the portfolios by shortening their weighted average maturity and increasing exposure to floating-rate securities. These moves allowed the funds to reflect the higher yields more quickly.

Vanguard’s low expense ratios proved to be a significant advantage for all three funds, ensuring that we don’t have to take unreasonable risks to reach for yield. With the Prime Money Market Fund, we’re able to invest in higher-quality debt and avoid exposure to the debt of financially unstable countries, as well as limit exposure to volatile industry sectors.

At the period’s end, the Prime Money Market Fund held nearly 50% of its assets in Yankee/foreign issues. These securities are denominated in U.S. dollars to eliminate currency risk, are from highly rated foreign issuers, and do not include financial paper from Greece or other economically troubled countries in southern Europe.

U.S. government securities are the focus of the Treasury Money Market Fund and the Federal Money Market Fund and also constitute a significant portion of the Prime Money Market Fund. U.S. Treasury securities are backed by the full faith and credit of the United States and are

Changes in Yields
			7-Day SEC Yield
	February 29,	August 31,	February 28,
Money Market Fund	2016	2015	2015
Prime
Investor Shares	0.40%	0.06%	0.01%
Admiral Shares	0.46	0.12	0.07
Federal	0.30	0.02	0.01
Treasury	0.25	0.01	0.01

considered a safe haven when investors are most concerned about the economy or financial markets. The Federal Money Market Fund holds federal agency securities, which maintain nearly the same credit quality as securities issued by the U.S. government.

Yield is important to the funds’ managers and to investors seeking income, but safety and liquidity are the top priorities. Our credit analysts, together with our portfolio managers and traders in the Fixed Income Group, operate under a framework in which avoiding risk and maintaining liquidity are paramount.

Vanguard’s growth translates into lower costs for you

Research indicates that lower-cost investments have tended to outperform higher-cost ones.
So it’s little wonder that funds with lower expense ratios—including those at Vanguard—have dominated the industry’s cash inflows in recent years.

Vanguard has long been a low-cost leader, with expenses well below those of many other investment management companies. That cost difference remains a powerful advantage for
Vanguard clients. Why? Because a lower expense ratio allows a fund to pass along a greater share of its returns to its investors.

What’s more, as you can see in the chart below, we’ve been able to lower our costs continually as our assets under management have grown. Our steady growth has not been an explicit business objective. Rather, we focus on putting our clients’ interests first at all times, and giving them the best chance for investment success. But economies of scale—the cost efficiencies that come with our growth—have allowed us to keep lowering our fund costs, even as we invest in our people and technology.

The benefit of economies of scale

Note: Data are for U.S.-based Vanguard funds only.
Source: Vanguard.

For more information about the advisor’s strategies and the funds’ positioning during the period, please see the Advisor’s Report that follows this letter.

Doing what’s best for clients: That’s how we were built

It’s hard for me to believe, but this year will be my 30th with Vanguard. I knew little about the company when I started in June 1986, but I soon learned what makes Vanguard unique.

Simply put, we’re built differently.

We don’t have stockholders or outside owners. Instead, Vanguard is owned by its funds, which in turn are owned by you—Vanguard clients.

This structure matters because it ensures that our interests are completely aligned with those of our clients. We never have to weigh what’s best for clients against what’s best for the company’s owners; their interests are one and the same. Our client-owned structure is what allows us to run our funds at cost, and it’s why Vanguard’s expense ratios remain among the lowest in the industry. (For more on this, see the insight box on page 6.)

At the same time, we continually dedicate resources to enhance Vanguard’s service and investment capabilities. We aspire to provide the highest possible quality at the lowest possible price. That was true 30 years ago, it’s true today, and it will remain our focus for decades to come. After all, we’re built to put the long-term interests of our clients first.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 10, 2016

Advisor’s Report

With the Federal Reserve’s intentions well-telegraphed in advance, money market rates began to rise even before the Fed’s first interest rate increase in almost a decade came in mid-December. The hike was a welcome development for money market investors who in recent years have used these high-quality, very liquid investments for their short-term savings goals or cash management needs without earning much income from them.

For the six months ended February 29, 2016, Investor Shares of Vanguard Prime Money Market Fund returned 0.10%, while Admiral Shares, with their lower expense ratio, returned 0.13%. Those results were better than the 0.00% average return of its peer group. Vanguard Federal Money Market Fund returned 0.07%, and Vanguard Treasury Money Market Fund 0.05%, exceeding their 0.00% peer average returns.

The investment environment

The Fed held off on raising rates in September, citing in part “recent global economic and financial developments.” Among them, China’s economic growth slowed amid further weakness in investment spending and manufacturing. That slide was accompanied by erratic currency movements as well as sharp corrections in mainland China stock markets despite government intervention aimed at stabilizing the situation.

Growth also remained fragile in Japan, where consumer sentiment was downbeat and exports tepid. And in Europe, fears of deflation were hard to shake off given the weak euro and the slump in oil prices.

Many central banks responded to weak growth and worryingly low inflation with more monetary easing over the half year. The People’s Bank of China cut interest rates, the Bank of Japan introduced negative rates on deposits, and the European Central Bank lowered its already negative deposit rate. Japan and Europe also maintained their stimulative bond-buying programs.

In contrast, the U.S. economy continued to show improvement. Although exports softened a little and inflation stayed below target, the housing market remained on the mend, wages ticked higher, and the unemployment rate fell to an eight-year low of 4.9% by the end of the period.

Yields of most U.S. Treasury securities headed lower amid demand from international investors, along with concerns about global growth, deflationary pressures, and stock market volatility. Yields of very short-term Treasuries and money market instruments, however, finished the period higher in response to the Fed’s less accommodative monetary stance.

Management of the funds

As a December rate increase looked more likely, we made some adjustments to the three funds, including shortening their weighted average maturity. Doing so meant we received principal from maturing securities sooner, and we were then able to reinvest it at higher rates. The resulting rise in yields for the funds, along with their low expense ratios, accounted for a sizable part of their outperformance versus their peer groups.

Another strength for the Prime and Federal Money Market Funds was our added exposure to Treasuries ahead of the increase. Those securities were quick to price in the growing likelihood of the Fed action. More supply coming onto the market was a factor as well in the rise seen in their yields.

We increased the Prime Money Market Fund’s exposure to floating-rate notes. Their yields fluctuate with interest rate movements, in this case allowing the fund’s yield to adjust upward more quickly than if it had been holding only fixed-rate instruments.

For diversification purposes, the Prime Money Market Fund continued to hold debt issued by Canadian and Australian banks. After a third bailout eased Greece’s debt crisis, we gradually added back some exposure to U.K. and northern European banks, which provided value for the fund.

We also have a small position in Japanese banks, given the improvement in their fundamentals.

We have made some changes to our funds ahead of the October 2016 compliance date for new Securities and Exchange Commission money market regulations. Importantly, all three funds will continue to maintain a stable $1 share price. The Prime Money Market Fund has been designated a retail fund that will be open to individual investors. The Treasury and Federal Money Market Funds have been designated government funds, which means they will be open to all investors and not subject to liquidity fee or redemption gate requirements. (The Treasury Money Market Fund reopened in January to new investors.)

The outlook

Our outlook hasn’t changed much over the past six months. Global growth is likely to remain frustratingly fragile. Although the U.S. economy expanded by 2.4% in 2015 on an inflation-adjusted basis, we expect it will slow to about 2% in 2016. Capital investment in the energy sector is likely to remain low, and manufacturing, which is feeling a drag from the strong U.S. dollar and weak demand from abroad, may slow even further. On the other side of the ledger, we should see continued improvements in housing, the services sector, and the labor market.

The Fed’s rate move was positive for savers and our money market funds. Further increases, however, are likely to be slow and gradual given that the pace of growth remains modest and that inflation is still below the Fed’s target. We wouldn’t be surprised if the federal funds target rate doesn’t break 1% by the end of 2016. The lack of certainty about the timing of further Fed action may well add to market volatility.

Heading into the second half of the fiscal year, the funds’ average maturities are a little longer than they were six months ago. In the absence of further rate increases in the near term, that positioning should allow us to capture the higher yields on offer from securities with longer maturities.

As always, whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to produce competitive returns.

David R. Glocke, Principal

Vanguard Fixed Income Group

March 16, 2016

Prime Money Market Fund

Fund Profile
As of February 29, 2016

Financial Attributes

	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.16%	0.10%
7-Day SEC Yield	0.40%	0.46%
Average Weighted
Maturity	56 days	56 days

Sector Diversification (% of portfolio)
Certificates of Deposit	10.1%
U.S. Commercial Paper	5.5
Other	1.6
Repurchase Agreements	0.2
U.S. Government Obligations	13.7
U.S. Treasury Bills	20.7
Yankee/Foreign	48.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's,
Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit
Quality.

1 The expense ratios shown are from the prospectus dated December 14, 2015, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2016, the annualized expense ratios were 0.16% for Investor Shares and 0.10% for Admiral Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2005, Through February 29, 2016
		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2006	4.38%	3.69%
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.02	0.00
2015	0.02	0.00
2016	0.10	0.00
7-day SEC yield (2/29/2016): 0.40%
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2016, performance data reflect the six months ended February 29, 2016.

Average Annual Total Returns: Periods Ended December 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.05%	0.03%	1.34%
Admiral Shares	10/3/1989	0.11	0.09	1.44

See Financial Highlights for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (37.2%)
2	Fannie Mae Discount Notes	0.200%	3/1/16	4,100	4,100
3	Federal Home Loan Bank Discount Notes	0.200%	3/1/16	1,870	1,870
3	Federal Home Loan Bank Discount Notes	0.315%	3/2/16	64,500	64,499
3	Federal Home Loan Bank Discount Notes	0.360%	3/4/16	650,000	649,981
3	Federal Home Loan Bank Discount Notes	0.340%	3/10/16	985	985
3	Federal Home Loan Bank Discount Notes	0.461%	3/16/16	250,000	249,952
3	Federal Home Loan Bank Discount Notes	0.380%	3/22/16	513,477	513,363
3	Federal Home Loan Bank Discount Notes	0.380%	3/28/16	600,000	599,829
3	Federal Home Loan Bank Discount Notes	0.310%	4/8/16	1,500,000	1,499,509
3	Federal Home Loan Bank Discount Notes	0.330%	4/15/16	964,275	963,877
3	Federal Home Loan Bank Discount Notes	0.374%	5/18/16	1,123,500	1,122,590
3	Federal Home Loan Bank Discount Notes	0.395%	5/25/16	1,013,000	1,012,055
2	Freddie Mac Discount Notes	0.430%	3/1/16	950,000	950,000
2	Freddie Mac Discount Notes	0.430%	3/2/16	950,000	949,989
2	Freddie Mac Discount Notes	0.430%	3/3/16	950,000	949,977
2	Freddie Mac Discount Notes	0.280%	3/11/16	727,554	727,497
	United States Treasury Bill	0.280%–0.285%	3/24/16	1,950,000	1,949,647
	United States Treasury Bill	0.280%–0.350%	5/5/16	3,300,000	3,297,952
	United States Treasury Bill	0.341%	5/12/16	1,595,600	1,594,515
	United States Treasury Bill	0.331%–0.336%	5/19/16	2,500,000	2,498,176
	United States Treasury Bill	0.321%–0.346%	5/26/16	3,500,000	3,497,262
	United States Treasury Bill	0.321%–0.417%	6/2/16	7,000,082	6,993,614
	United States Treasury Bill	0.536%–0.552%	6/9/16	4,500,000	4,493,215
	United States Treasury Bill	0.552%–0.572%	6/16/16	2,200,000	2,196,365
	United States Treasury Bill	0.421%	8/11/16	6,200,000	6,188,210
	United States Treasury Floating Rate Note	0.389%	4/30/16	1,041,000	1,040,989
	United States Treasury Floating Rate Note	0.390%	7/31/16	350,000	349,990
	United States Treasury Floating Rate Note	0.373%	10/31/16	2,912,200	2,911,189
	United States Treasury Floating Rate Note	0.404%	1/31/17	1,779,183	1,779,167
	United States Treasury Note/Bond	0.375%	3/15/16	300,000	300,021
	United States Treasury Note/Bond	0.375%	3/31/16	139,045	139,064
	United States Treasury Note/Bond	2.250%	3/31/16	588,750	589,711
	United States Treasury Note/Bond	2.375%	3/31/16	164,000	164,292
	United States Treasury Note/Bond	3.250%	5/31/16	576,000	580,066

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	United States Treasury Note/Bond	0.500%	6/15/16	600,000	600,144
	United States Treasury Note/Bond	1.500%	7/31/16	110,000	110,459
	United States Treasury Note/Bond	3.250%	7/31/16	150,000	151,720
Total U.S. Government and Agency Obligations (Cost $51,685,841)					51,685,841
Commercial Paper (22.6%)
Bank Holding Company (0.2%)
4	ABN Amro Funding USA LLC	0.631%	4/11/16	37,750	37,723
4	ABN Amro Funding USA LLC	0.641%	4/14/16	142,250	142,139
4	ABN Amro Funding USA LLC	0.641%	4/20/16	44,750	44,710
					224,572
Finance—Auto (1.6%)
	American Honda Finance Corp.	0.480%	3/22/16	134,750	134,712
	American Honda Finance Corp.	0.480%	3/23/16	320,250	320,156
4	BMW US Capital LLC	0.531%	5/5/16	60,000	59,943
4	BMW US Capital LLC	0.531%	5/9/16	210,000	209,787
4	BMW US Capital LLC	0.531%	5/10/16	25,000	24,974
4	BMW US Capital LLC	0.531%	5/17/16	30,000	29,966
5	Toyota Motor Credit Corp.	0.632%	4/15/16	452,000	452,000
	Toyota Motor Credit Corp.	0.521%	5/23/16	36,750	36,706
	Toyota Motor Credit Corp.	0.521%	5/24/16	47,000	46,943
	Toyota Motor Credit Corp.	0.823%	6/27/16	198,000	197,468
	Toyota Motor Credit Corp.	0.823%	7/7/16	39,750	39,634
5	Toyota Motor Credit Corp.	0.699%	7/22/16	110,500	110,500
5	Toyota Motor Credit Corp.	0.699%	7/22/16	55,000	55,000
5	Toyota Motor Credit Corp.	0.678%	7/29/16	18,000	18,000
5	Toyota Motor Credit Corp.	0.704%	8/18/16	155,000	155,000
5	Toyota Motor Credit Corp.	0.704%	8/19/16	153,000	153,000
5	Toyota Motor Credit Corp.	0.709%	8/25/16	174,000	174,000
					2,217,789
Foreign Banks (10.0%)
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.538%	4/8/16	357,000	357,000
4	Australia & New Zealand Banking Group, Ltd.	0.441%	4/28/16	191,000	190,865
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.654%	5/23/16	397,000	397,000
4	Australia & New Zealand Banking Group, Ltd.	0.672%	6/2/16	129,000	128,777
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.592%	6/20/16	415,000	415,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.649%	7/27/16	329,250	329,250
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.635%	8/2/16	88,500	88,499
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.637%	8/3/16	133,000	133,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.638%	8/4/16	111,000	111,000
4	Australia & New Zealand Banking Group, Ltd.	0.910%	8/4/16	175,000	174,314
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.917%	2/1/17	346,750	346,750
[4,5]	Commonwealth Bank of Australia	0.598%	3/7/16	280,000	280,000
[4,5]	Commonwealth Bank of Australia	0.552%	3/14/16	249,000	248,999
[4,5]	Commonwealth Bank of Australia	0.546%	3/18/16	350,000	350,000
[4,5]	Commonwealth Bank of Australia	0.543%	3/24/16	145,000	145,000
[4,5]	Commonwealth Bank of Australia	0.548%	3/30/16	125,000	125,000
[4,5]	Commonwealth Bank of Australia	0.548%	3/31/16	40,000	40,000
[4,5]	Commonwealth Bank of Australia	0.614%	4/26/16	80,000	80,000
[4,5]	Commonwealth Bank of Australia	0.562%	5/13/16	100,000	99,999
[4,5]	Commonwealth Bank of Australia	0.574%	5/23/16	375,000	374,996
[4,5]	Commonwealth Bank of Australia	0.612%	6/22/16	250,250	250,245
4	Commonwealth Bank of Australia	0.844%	6/23/16	65,000	64,827
[4,5]	Commonwealth Bank of Australia	0.604%	6/24/16	59,000	58,999

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[4,5]	Commonwealth Bank of Australia	0.640%	7/19/16	350,000	350,000
[4,5]	Commonwealth Bank of Australia	0.642%	7/20/16	350,000	350,000
[4,5]	Commonwealth Bank of Australia	0.786%	9/26/16	268,000	268,000
[4,5]	Commonwealth Bank of Australia	0.784%	10/24/16	300,000	300,000
[4,5]	Commonwealth Bank of Australia	0.939%	2/3/17	349,000	349,000
	ING US Funding LLC	0.661%	5/2/16	189,500	189,285
	ING US Funding LLC	0.702%	5/11/16	447,500	446,882
	ING US Funding LLC	0.702%	5/12/16	447,500	446,873
4	National Australia Bank Ltd.	0.803%	7/5/16	399,000	397,883
4	National Australia Bank Ltd.	0.803%	7/7/16	400,000	398,862
4	National Australia Bank Ltd.	0.773%	7/26/16	385,000	383,789
4	Skandinaviska Enskilda Banken AB	0.656%	5/4/16	247,750	247,461
4	Sumitomo Mitsui Banking Corporation	0.651%	4/15/16	595,000	594,517
	Swedbank AB	0.641%	5/2/16	152,500	152,332
	Swedbank AB	0.641%	5/3/16	152,500	152,329
	Swedbank AB	0.641%	5/4/16	152,500	152,326
	Swedbank AB	0.641%	5/5/16	42,500	42,451
	Swedbank AB	0.793%	7/1/16	252,500	251,824
	Swedbank AB	0.793%	7/7/16	247,500	246,805
	Swedbank AB	0.773%	7/19/16	199,000	198,404
	Swedbank AB	0.773%	7/20/16	200,000	199,397
	Swedbank AB	0.773%	7/21/16	200,000	199,392
	Swedbank AB	0.773%	7/22/16	200,000	199,388
	Swedbank AB	0.773%	7/25/16	100,000	99,688
[4,5]	Westpac Banking Corp.	0.543%	3/24/16	220,000	220,000
[4,5]	Westpac Banking Corp.	0.543%	3/24/16	100,000	100,000
[4,5]	Westpac Banking Corp.	0.548%	5/5/16	77,000	76,988
[4,5]	Westpac Banking Corp.	0.588%	5/27/16	317,000	317,000
[4,5]	Westpac Banking Corp.	0.588%	5/27/16	100,000	100,000
[4,5]	Westpac Banking Corp.	0.575%	6/2/16	245,000	245,000
[4,5]	Westpac Banking Corp.	0.579%	6/10/16	135,000	134,998
[4,5]	Westpac Banking Corp.	0.642%	6/21/16	500,000	499,992
[4,5]	Westpac Banking Corp.	0.644%	6/23/16	150,000	149,998
[4,5]	Westpac Banking Corp.	0.781%	10/14/16	400,000	399,989
[4,5]	Westpac Banking Corp.	0.781%	10/14/16	250,000	249,994
					13,900,367
Foreign Governments (3.6%)
4	CDP Financial Inc.	0.601%–0.631%	3/15/16	133,500	133,468
4	CDP Financial Inc.	0.601%	3/16/16	112,250	112,222
4	CDP Financial Inc.	0.421%	4/1/16	79,000	78,971
4	CDP Financial Inc.	0.591%	4/28/16	23,000	22,978
4	CDP Financial Inc.	0.461%	4/29/16	26,000	25,980
4	CDP Financial Inc.	0.451%–0.591%	5/2/16	64,500	64,438
4	CDP Financial Inc.	0.581%	5/9/16	60,500	60,433
6	CPPIB Capital Inc.	0.371%	3/14/16	149,000	148,980
6	CPPIB Capital Inc.	0.551%	3/16/16	37,000	36,992
6	CPPIB Capital Inc.	0.561%	3/21/16	37,000	36,989
6	CPPIB Capital Inc.	0.501%	5/13/16	300,000	299,696
6	CPPIB Capital Inc.	0.501%	5/16/16	300,000	299,683
6	CPPIB Capital Inc.	0.833%	6/1/16	248,000	247,474
6	CPPIB Capital Inc.	0.833%	6/2/16	248,000	247,468
6	CPPIB Capital Inc.	0.551%	6/3/16	300,000	299,569
6	CPPIB Capital Inc.	0.556%	6/6/16	170,000	169,746
6	CPPIB Capital Inc.	0.803%	6/13/16	283,250	282,595
6	CPPIB Capital Inc.	0.803%	6/14/16	128,750	128,450

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[5,6]	CPPIB Capital Inc.	0.732%	7/12/16	247,750	247,750
[5,6]	CPPIB Capital Inc.	0.732%	7/13/16	247,750	247,750
	Export Development Canada	0.500%	3/8/16	148,500	148,486
	Export Development Canada	0.541%	3/14/16	112,000	111,978
	Export Development Canada	0.541%	3/16/16	112,000	111,975
	Export Development Canada	0.561%	5/19/16	125,000	124,846
	Export Development Canada	0.561%	5/20/16	125,000	124,844
	Province of British Columbia	0.601%	3/14/16	15,975	15,972
	Province of British Columbia	0.601%	3/16/16	18,710	18,705
6	PSP Capital Inc.	0.390%	3/1/16	74,250	74,250
6	PSP Capital Inc.	0.551%	3/11/16	80,250	80,238
6	PSP Capital Inc.	0.551%	3/14/16	132,750	132,724
6	PSP Capital Inc.	0.591%	4/7/16	49,500	49,470
6	PSP Capital Inc.	0.601%	4/11/16	37,750	37,724
6	PSP Capital Inc.	0.581%	4/12/16	24,750	24,733
6	PSP Capital Inc.	0.581%	4/13/16	49,500	49,466
6	PSP Capital Inc.	0.531%	5/6/16	50,000	49,951
6	PSP Capital Inc.	0.541%	5/19/16	25,000	24,970
6	PSP Capital Inc.	0.561%	6/1/16	59,000	58,916
6	PSP Capital Inc.	0.793%	6/27/16	99,250	98,993
6	PSP Capital Inc.	0.793%	6/28/16	99,000	98,741
6	PSP Capital Inc.	0.793%	6/29/16	138,750	138,385
6	PSP Capital Inc.	0.793%–0.803%	7/5/16	119,250	118,917
6	PSP Capital Inc.	0.823%	7/20/16	96,250	95,941
					4,981,857
Foreign Industrial (3.1%)
4	BASF SE	0.501%–0.571%	3/29/16	301,250	301,123
4	BASF SE	0.611%	5/9/16	41,300	41,252
4	Nestle Capital Corp.	0.551%	5/25/16	76,500	76,401
4	Nestle Capital Corp.	0.551%	6/1/16	200,000	199,719
4	Nestle Capital Corp.	0.551%	6/2/16	77,250	77,140
4	Nestle Capital Corp.	0.556%	6/16/16	99,000	98,837
4	Nestle Capital Corp.	0.556%	6/21/16	99,000	98,829
4	Nestle Capital Corp.	0.556%	6/22/16	99,000	98,828
	Nestle Finance International Ltd.	0.551%	5/25/16	76,500	76,401
	Nestle Finance International Ltd.	0.551%	6/10/16	200,000	199,691
	Nestle Finance International Ltd.	0.556%	6/20/16	148,750	148,495
	Nestle Finance International Ltd.	0.556%	6/24/16	148,750	148,486
	Nestle Finance International Ltd.	0.556%	6/27/16	198,250	197,889
	Nestle Finance International Ltd.	0.556%	6/28/16	100,000	99,817
4	Reckitt Benckiser Treasury Services plc	0.581%	4/12/16	49,500	49,467
4	Roche Holdings Inc.	0.501%	5/9/16	50,000	49,952
4	Roche Holdings Inc.	0.491%	5/23/16	225,000	224,746
4	Siemens Capital Co. LLC	0.551%	3/21/16	198,250	198,189
4	Siemens Capital Co. LLC	0.551%	3/23/16	396,500	396,367
4	Siemens Capital Co. LLC	0.551%	3/29/16	247,750	247,644
4	Total Capital Canada Ltd.	0.561%	3/1/16	24,200	24,200
4	Total Capital Canada Ltd.	0.571%	3/21/16	153,250	153,201
4	Total Capital Canada Ltd.	0.556%	4/13/16	414,250	413,975
4	Total Capital Canada Ltd.	0.803%	7/5/16	147,000	146,588
	Toyota Credit Canada Inc.	0.461%	4/5/16	49,500	49,478
	Toyota Credit Canada Inc.	0.572%	5/13/16	49,500	49,443
	Toyota Credit Canada Inc.	0.562%	6/1/16	25,750	25,713
	Toyota Credit Canada Inc.	0.642%	6/2/16	24,750	24,709
	Toyota Credit Canada Inc.	0.833%	6/14/16	37,000	36,910

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
4 Unilever Capital Corp.	0.521%	5/2/16	100,000	99,910
4 Unilever Capital Corp.	0.501%	5/3/16	30,700	30,673
4 Unilever Capital Corp.	0.531%	5/9/16	45,700	45,654
4 Unilever Capital Corp.	0.541%	5/16/16	50,000	49,943
4 Unilever Capital Corp.	0.551%	5/23/16	50,000	49,937
4 Unilever Capital Corp.	0.511%	5/31/16	59,000	58,924
				4,288,531
Industrial (4.1%)
4 Apple Inc.	0.420%	3/18/16	218,500	218,457
Caterpillar Financial Services Corp.	0.531%	5/9/16	200,000	199,797
4 Chevron Corp.	0.260%	3/4/16	85,000	84,998
4 Emerson Electric Co.	0.450%	3/8/16	110,000	109,990
4 Emerson Electric Co.	0.541%	5/9/16	53,500	53,445
4 Emerson Electric Co.	0.541%	5/11/16	51,000	50,946
Exxon Mobil Corp.	0.410%	3/17/16	500,000	499,909
Exxon Mobil Corp.	0.410%	3/18/16	500,000	499,903
4 Honeywell International Inc.	0.440%	3/14/16	34,630	34,624
4 Pfizer Inc	0.581%	4/1/16	247,750	247,626
4 Pfizer Inc	0.491%	5/10/16	248,600	248,363
4 Pfizer Inc	0.491%	5/11/16	271,500	271,238
4 Pfizer Inc	0.491%	5/12/16	298,400	298,107
4 Pfizer Inc	0.491%	5/16/16	81,500	81,416
4 Pfizer Inc	0.491%	5/23/16	520,500	519,912
4 The Coca-Cola Co.	0.501%	3/16/16	50,000	49,990
4 The Coca-Cola Co.	0.501%	3/18/16	64,250	64,235
4 The Coca-Cola Co.	0.491%	3/21/16	75,000	74,980
4 The Coca-Cola Co.	0.421%	3/22/16	54,000	53,987
4 The Coca-Cola Co.	0.501%	3/23/16	60,000	59,982
4 The Coca-Cola Co.	0.501%	3/24/16	55,000	54,982
4 The Coca-Cola Co.	0.562%	4/19/16	350,000	349,733
4 The Coca-Cola Co.	0.481%–0.552%	4/20/16	258,500	258,315
4 The Coca-Cola Co.	0.481%	4/21/16	49,500	49,466
4 The Coca-Cola Co.	0.501%	5/17/16	68,500	68,427
4 The Coca-Cola Co.	0.501%	5/18/16	38,000	37,959
4 The Coca-Cola Co.	0.491%	5/19/16	38,000	37,959
4 The Coca-Cola Co.	0.551%	5/25/16	198,250	197,992
4 The Coca-Cola Co.	0.561%	6/21/16	182,270	181,952
4 The Coca-Cola Co.	0.561%	6/22/16	50,000	49,912
4 The Coca-Cola Co.	0.753%	8/15/16	272,500	271,552
4 The Coca-Cola Co.	0.753%	8/16/16	297,250	296,210
4 The Coca-Cola Co.	0.753%	8/17/16	99,000	98,651
4 The Walt Disney Co.	0.491%	5/20/16	31,250	31,216
4 The Walt Disney Co.	0.481%	5/27/16	49,500	49,443
				5,755,674
Total Commercial Paper (Cost $31,368,790)				31,368,790
Certificates of Deposit (39.4%)
Domestic Banks (8.4%)
Citibank NA	0.350%	3/7/16	263,000	263,000
Citibank NA	0.500%	3/8/16	198,250	198,250
Citibank NA	0.590%	4/6/16	110,500	110,500
Citibank NA	0.580%	4/7/16	253,000	253,000
Citibank NA	0.580%	4/22/16	247,750	247,750
Citibank NA	0.580%	5/18/16	361,750	361,750

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
HSBC Bank USA NA	0.840%	7/11/16	99,000	99,000
HSBC Bank USA NA	0.850%	7/12/16	247,750	247,750
HSBC Bank USA NA	0.840%	7/14/16	99,000	99,000
HSBC Bank USA NA	0.830%	7/26/16	99,000	99,000
HSBC Bank USA NA	0.840%	8/1/16	99,000	99,000
HSBC Bank USA NA	0.845%	8/3/16	149,000	149,000
HSBC Bank USA NA	0.840%	8/5/16	198,250	198,250
HSBC Bank USA NA	0.840%	8/5/16	396,500	396,500
5 HSBC Bank USA NA	0.797%	9/2/16	500,000	500,000
5 State Street Bank & Trust Co.	0.664%	5/23/16	1,627,500	1,627,500
State Street Bank & Trust Co.	0.800%	7/5/16	396,500	396,500
State Street Bank & Trust Co.	0.800%	7/11/16	644,250	644,250
State Street Bank & Trust Co.	0.820%	7/12/16	842,500	842,500
State Street Bank & Trust Co.	0.800%	7/29/16	400,000	400,000
5 State Street Bank & Trust Co.	0.729%	8/12/16	275,000	275,000
5 Wells Fargo Bank NA	0.546%	4/1/16	220,000	220,000
Wells Fargo Bank NA	0.450%	4/11/16	50,000	50,000
5 Wells Fargo Bank NA	0.558%	5/6/16	405,000	405,000
5 Wells Fargo Bank NA	0.656%	5/25/16	40,000	40,000
5 Wells Fargo Bank NA	0.588%	5/27/16	100,000	100,000
Wells Fargo Bank NA	0.830%	7/7/16	100,000	100,000
Wells Fargo Bank NA	0.820%	7/20/16	250,000	250,000
5 Wells Fargo Bank NA	0.780%	8/18/16	330,000	330,000
Wells Fargo Bank NA	0.850%	8/18/16	150,000	150,000
5 Wells Fargo Bank NA	0.782%	8/22/16	400,000	400,000
5 Wells Fargo Bank NA	0.773%	10/21/16	450,000	450,000
5 Wells Fargo Bank NA	0.773%	10/24/16	450,000	450,000
5 Wells Fargo Bank NA	0.765%	11/2/16	495,000	495,000
5 Wells Fargo Bank NA	0.782%	11/16/16	495,000	495,000
5 Wells Fargo Bank NA	0.892%	1/11/17	240,000	240,000
				11,682,500
Eurodollar Certificates of Deposit (0.7%)
National Australia Bank Ltd.	0.800%	6/15/16	1,000,000	1,000,000

Yankee Certificates of Deposit (30.3%)
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.550%	3/22/16	185,000	185,000
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.600%	4/29/16	148,750	148,750
5 Bank of Montreal (Chicago Branch)	0.586%	3/1/16	368,000	368,000
5 Bank of Montreal (Chicago Branch)	0.586%	3/1/16	391,000	391,000
5 Bank of Montreal (Chicago Branch)	0.599%	3/9/16	182,000	182,000
5 Bank of Montreal (Chicago Branch)	0.599%	3/10/16	184,500	184,500
5 Bank of Montreal (Chicago Branch)	0.602%	3/21/16	410,000	410,000
5 Bank of Montreal (Chicago Branch)	0.609%	5/4/16	1,300,000	1,300,000
Bank of Montreal (Chicago Branch)	0.680%	6/2/16	400,000	400,000
Bank of Montreal (Chicago Branch)	0.810%	6/21/16	200,000	199,997
5 Bank of Nova Scotia (Houston Branch)	0.622%	4/21/16	1,065,000	1,065,000
5 Bank of Nova Scotia (Houston Branch)	0.782%	7/11/16	987,000	987,000
5 Bank of Nova Scotia (Houston Branch)	0.782%	7/12/16	885,000	885,000
Bank of Nova Scotia (Houston Branch)	0.810%	7/21/16	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.850%	8/18/16	445,000	444,990
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	0.560%	3/21/16	1,000,000	1,000,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	0.600%	4/14/16	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	0.700%	5/11/16	608,000	608,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	0.700%	5/23/16	90,000	90,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	0.680%	6/20/16	88,000	88,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.580%	4/4/16	380,000	380,000
5 Canadian Imperial Bank of Commerce
(New York Branch)	0.642%	4/20/16	77,250	77,254
5 Canadian Imperial Bank of Commerce
(New York Branch)	0.607%	5/20/16	885,000	885,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.760%	6/6/16	500,000	500,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.800%	6/14/16	425,000	425,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.810%	7/19/16	700,000	700,000
5 Canadian Imperial Bank of Commerce
(New York Branch)	0.758%	8/3/16	485,000	485,000
5 Commonwealth Bank of Australia
(New York Branch)	0.938%	2/1/17	99,000	99,000
Credit Suisse (New York Branch)	0.620%	4/5/16	397,000	397,000
Credit Suisse (New York Branch)	0.620%	4/11/16	376,000	376,000
DNB Bank ASA (New York Branch)	0.370%	3/1/16	2,000,000	2,000,000
DNB Bank ASA (New York Branch)	0.370%	3/2/16	1,400,000	1,400,000
Lloyds Bank plc (New York Branch)	0.470%	3/3/16	500,000	500,000
Lloyds Bank plc (New York Branch)	0.590%	3/14/16	247,750	247,750
Lloyds Bank plc (New York Branch)	0.640%	3/18/16	300,000	300,000
Lloyds Bank plc (New York Branch)	0.630%	4/4/16	377,000	377,000
National Australia Bank Ltd. (New York Branch)	0.650%	4/13/16	665,000	665,000
National Australia Bank Ltd. (New York Branch)	0.800%	6/13/16	300,000	300,000
Nordea Bank Finland plc (New York Branch)	0.580%	3/21/16	1,500,000	1,499,996
Nordea Bank Finland plc (New York Branch)	0.670%	4/25/16	250,000	250,000
Nordea Bank Finland plc (New York Branch)	0.795%	6/10/16	500,000	500,000
Nordea Bank Finland plc (New York Branch)	0.795%	6/28/16	850,000	850,000
5 Royal Bank of Canada (New York Branch)	0.595%	3/2/16	541,250	541,250
Royal Bank of Canada (New York Branch)	0.420%	4/4/16	390,000	390,000
5 Royal Bank of Canada (New York Branch)	0.597%	5/3/16	423,000	423,000
5 Royal Bank of Canada (New York Branch)	0.644%	5/23/16	1,375,000	1,375,000
5 Royal Bank of Canada (New York Branch)	0.622%	6/22/16	1,300,000	1,300,000
Skandinaviska Enskilda Banken (New York Branch)	0.370%	3/1/16	1,000,000	1,000,000
Skandinaviska Enskilda Banken (New York Branch)	0.360%	3/7/16	1,200,000	1,200,000
Skandinaviska Enskilda Banken (New York Branch)	0.570%	4/4/16	452,000	452,000
Skandinaviska Enskilda Banken (New York Branch)	0.650%	5/5/16	225,000	224,998
Svenska HandelsBanken (New York Branch)	0.550%	3/14/16	1,000,000	1,000,000
Svenska HandelsBanken (New York Branch)	0.385%	3/22/16	25,000	24,997
Svenska HandelsBanken (New York Branch)	0.570%	4/4/16	150,750	150,750
Svenska HandelsBanken (New York Branch)	0.635%	4/14/16	500,000	500,000
Svenska HandelsBanken (New York Branch)	0.650%	5/5/16	1,200,000	1,200,000
Svenska HandelsBanken (New York Branch)	0.790%	6/14/16	1,000,000	1,000,000
Svenska HandelsBanken (New York Branch)	0.800%	7/15/16	285,000	285,000
Swedbank AB (New York Branch)	0.370%	3/2/16	1,550,000	1,550,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Swedbank AB (New York Branch)	0.790%	7/15/16	700,000	700,000
5	Toronto Dominion Bank (New York Branch)	0.586%	3/3/16	825,000	825,000
	Toronto Dominion Bank (New York Branch)	0.450%	4/14/16	30,000	30,000
5	Toronto Dominion Bank (New York Branch)	0.591%	4/14/16	124,000	124,000
5	Toronto Dominion Bank (New York Branch)	0.592%	4/21/16	130,000	130,000
5	Toronto Dominion Bank (New York Branch)	0.599%	5/17/16	255,000	255,000
5	Toronto Dominion Bank (New York Branch)	0.644%	5/23/16	540,000	540,000
5	Toronto Dominion Bank (New York Branch)	0.605%	6/2/16	625,000	625,000
	Toronto Dominion Bank (New York Branch)	0.810%	6/21/16	100,000	100,000
	Toronto Dominion Bank (New York Branch)	0.900%	8/15/16	80,000	80,000
5	Toronto Dominion Bank (New York Branch)	0.784%	9/23/16	488,000	488,000
5	Toronto Dominion Bank (New York Branch)	0.784%	9/26/16	210,000	210,000
	UBS AG (Stamford Branch)	0.610%	3/31/16	496,000	496,000
	UBS AG (Stamford Branch)	0.610%	3/31/16	258,000	258,000
5	Westpac Banking Corp. (New York Branch)	0.539%	3/9/16	40,000	40,000
5	Westpac Banking Corp. (New York Branch)	0.577%	6/3/16	350,000	350,000
5	Westpac Banking Corp. (New York Branch)	0.578%	7/6/16	240,000	240,000
5	Westpac Banking Corp. (New York Branch)	0.754%	9/1/16	227,000	227,000
5	Westpac Banking Corp. (New York Branch)	0.784%	9/23/16	159,000	159,000
5	Westpac Banking Corp. (New York Branch)	0.942%	1/11/17	230,000	230,000
					41,975,232
Total Certificates of Deposit (Cost $54,657,732)					54,657,732
Other Notes (1.9%)
	Bank of America NA	0.480%	3/1/16	496,000	496,000
	Bank of America NA	0.480%	3/2/16	496,000	496,000
5	Bank of America NA	0.607%	3/3/16	184,000	184,000
	Bank of America NA	0.460%	4/4/16	176,000	176,000
	Bank of America NA	0.500%	5/5/16	221,000	221,000
5	Bank of America NA	0.599%	5/9/16	221,250	221,250
5	Bank of America NA	0.623%	5/17/16	283,000	283,000
5	Bank of America NA	0.614%	5/23/16	178,000	178,000
5	Bank of America NA	0.755%	8/1/16	376,500	376,500
Total Other Notes (Cost $2,631,750)					2,631,750
Repurchase Agreements (0.2%)
	Bank of Nova Scotia
	(Dated 2/29/16, Repurchase Value
	$280,002,000, collateralized by U.S.
	Treasury Bill 0.000%, 3/31/16–8/18/16,
	and U.S. Treasury Note/Bond
	0.875%–3.625%, 10/15/17–4/15/28,
	with a value of $285,600,000)	0.300%	3/1/16	280,000	280,000
Total Repurchase Agreements (Cost $280,000)					280,000
Corporate Bonds (0.9%)
Industrial (0.9%)
5	Toyota Motor Credit Corp.	0.817%	10/7/16	544,000	544,000
5	Toyota Motor Credit Corp.	0.522%	6/13/16	734,000	734,000
Total Corporate Bonds (Cost $1,278,000)					1,278,000
Taxable Municipal Bonds (0.7%)
[6,7]	BlackRock Municipal Bond Trust TOB VRDO	0.370%	3/1/16	25,930	25,930
[6,7]	BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.370%	3/1/16	30,715	30,715

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[6,7]	BlackRock Municipal Income Trust II TOB VRDO	0.370%	3/1/16	81,250	81,250
[6,7]	BlackRock Municipal Income Trust TOB VRDO	0.370%	3/1/16	207,000	207,000
[6,7]	BlackRock MuniHoldings Fund II, Inc. TOB VRDO	0.370%	3/1/16	40,385	40,385
[6,7]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.370%	3/1/16	19,165	19,165
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.370%	3/1/16	100,000	100,000
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.370%	3/1/16	38,905	38,905
[6,7]	BlackRock MuniVest Fund II, Inc. TOB VRDO	0.370%	3/1/16	89,750	89,750
[6,7]	BlackRock MuniVest Fund, Inc. TOB VRDO	0.370%	3/1/16	130,340	130,340
[6,7]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.370%	3/1/16	41,065	41,065
[6,7]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.370%	3/1/16	89,100	89,100
[6,7]	BlackRock Strategic Municipal Trust TOB VRDO	0.370%	3/1/16	16,555	16,555
6	Los Angeles CA Department of Water
	& Power Revenue TOB VRDO	0.410%	3/7/16	13,000	13,000
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.410%	3/7/16	13,100	13,100
7	New York State Housing Finance Agency
	Housing Revenue VRDO	0.380%	3/7/16	33,000	33,000
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.410%	3/7/16	6,400	6,400
Total Taxable Municipal Bonds (Cost $975,660)					975,660
Total Investments (102.9%) (Cost $142,877,773)					142,877,773

					Amount
					($000)
Other Assets and Liabilities (-2.9%)
Other Assets
Investment in Vanguard					12,516
Receivables for Accrued Income					59,878
Receivables for Capital Shares Issued					122,437
Other Assets					92,341
Total Other Assets					287,172
Liabilities
Payables for Investment Securities Purchased					(3,996,814)
Payables for Capital Shares Redeemed					(361,937)
Payables for Distributions					(504)
Payables to Vanguard					(10,099)
Total Liabilities					(4,369,354)
Net Assets (100%)					138,795,591

Prime Money Market Fund

At February 29, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	138,790,839
Undistributed Net Investment Income	3
Accumulated Net Realized Gains	4,749
Net Assets	138,795,591

Investor Shares—Net Assets
Applicable to 110,037,104,801 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	110,050,413
Net Asset Value Per Share—Investor Shares	$1.00

Admiral Shares—Net Assets
Applicable to 28,743,173,372 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	28,745,178
Net Asset Value Per Share—Admiral Shares	$1.00

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 29, 2016, the aggregate value of these securities was $19,758,287,000, representing 14.2% of net assets.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $4,769,220,000, representing 3.4% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2016
($000)
Investment Income
Income
Interest	241,418
Total Income	241,418
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,899
Management and Administrative—Investor Shares	68,137
Management and Administrative—Admiral Shares	13,431
Marketing and Distribution—Investor Shares	15,897
Marketing and Distribution—Admiral Shares	505
Custodian Fees	736
Shareholders’ Reports—Investor Shares	226
Shareholders’ Reports—Admiral Shares	69
Trustees’ Fees and Expenses	41
Total Expenses	100,941
Expense Reduction—Note B	(3)
Net Expenses	100,938
Net Investment Income	140,480
Realized Net Gain (Loss) on Investment Securities Sold	1,753
Net Increase (Decrease) in Net Assets Resulting from Operations	142,233

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

Six Months Ended		Year Ended
	February 29,	August 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	140,480	36,345
Realized Net Gain (Loss)	1,753	1,570
Net Increase (Decrease) in Net Assets Resulting from Operations	142,233	37,915
Distributions
Net Investment Income
Investor Shares	(104,124)	(16,453)
Admiral Shares[1]	(36,352)	(19,893)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares[1]	—	—
Total Distributions	(140,476)	(36,346)
Capital Share Transactions
Investor Shares	4,228,591	3,908,734
Admiral Shares[1]	(242,968)	288,391
Net Increase (Decrease) from Capital Share Transactions (at $1.00 per share)	3,985,623	4,197,125
Total Increase (Decrease)	3,987,380	4,198,694
Net Assets
Beginning of Period	134,808,211	130,609,517
End of Period[2]	138,795,591	134,808,211

1 Institutional Shares were renamed Admiral Shares in December 2015. Prior period’s Distributions and Capital Share Transactions are for the Institutional Class.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,000 and ($1,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.0002	.0001	.0002	.0004	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.0002	.0001	.0002	.0004	.001
Distributions
Dividends from Net Investment Income	(.001)	(.0002)	(.0001)	(.0002)	(.0004)	(.001)
Distributions from Realized Capital Gains	—	—	(.0000)[1]	—	—	—
Total Distributions	(.001)	(.0002)	(.0001)	(.0002)	(.0004)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.10%	0.02%	0.02%	0.02%	0.04%	0.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$110,050	$105,820	$101,910	$102,160	$90,212	$92,404
Ratio of Expenses to
Average Net Assets	0.16%[3]	0.15%[3]	0.14%[3]	0.16%[3]	0.16%	0.20%
Ratio of Net Investment Income to
Average Net Assets	0.19%	0.02%	0.01%	0.02%	0.04%	0.06%

The expense ratio and net income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, and 0.17% for 2013. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.001	.001	.001	.002
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.001	.001	.001	.001	.002
Distributions
Dividends from Net Investment Income	(. 001)	(. 001)	(. 001)	(. 001)	(. 001)	(. 002)
Distributions from Realized Capital Gains	—	—	(.000)[1]	—	—	—
Total Distributions	(. 001)	(. 001)	(. 001)	(. 001)	(. 001)	(. 002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.13%[2]	0.07%	0.06%	0.07%	0.11%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,745	$28,988	$28,699	$27,015	$24,543	$21,739
Ratio of Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.25%	0.07%	0.05%	0.07%	0.11%	0.17%

The expense ratio and net income ratio for the current period have been annualized.
Institutional Shares were renamed Admiral Shares in December 2015. Prior periods’ Financial Highlights are for the Institutional Class.
1 Distribution was less than $.001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. Effective December 2015, Institutional Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counter-parties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2012–2015), and for the period ended February 29, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board

Prime Money Market Fund

of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 29, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2016, the fund had contributed to Vanguard capital in the amount of $12,516,000, representing 0.01% of the fund’s net assets and 5.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 29, 2016, Vanguard’s expenses were reduced by $3,000 (an effective annual rate of 0.00% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Prime Money Market Fund

At February 29, 2016, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2016		August 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	58,419,014	58,419,016	136,070,155	136,070,155
Issued in Lieu of Cash Distributions	101,801	101,801	16,094	16,094
Redeemed	(54,292,224)	(54,292,224)	(132,177,515)	(132,177,515)
Net Increase (Decrease)—Investor Shares	4,228,591	4,228,593	3,908,734	3,908,734
Admiral Shares[1]
Issued	10,156,750	10,156,751	19,863,406	19,863,406
Issued in Lieu of Cash Distributions	35,553	35,553	19,409	19,409
Redeemed	(10,435,271)	(10,435,271)	(19,594,424)	(19,594,424)
Net Increase (Decrease)—Admiral Shares	(242,968)	(242,967)	288,391	288,391
1 Institutional Shares were renamed Admiral Shares in December 2015. Prior period’s capital share transactions are for the Institutional Class.

E. Management has determined that no material events or transactions occurred subsequent to February 29, 2016, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of February 29, 2016

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.11%
7-Day SEC Yield	0.30%
Average Weighted
Maturity	51 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	4.8%
U.S. Government Obligations	67.3
Repurchase Agreements	27.9

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's,
Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit
Quality.

1 The expense ratio shown is from the prospectus dated December 14, 2015, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2016, the annualized expense ratio was 0.11%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2005, Through February 29, 2016
		US Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2006	4.31%	3.78%
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.01	0.00
2014	0.02	0.00
2015	0.01	0.00
2016	0.07	0.00
7-day SEC yield (2/29/2016): 0.30%
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2016, performance data reflect the six months ended February 29, 2016.

Average Annual Total Returns: Periods Ended December 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.04%	0.02%	1.27%

See Financial Highlights for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (77.1%)
2	Fannie Mae Discount Notes	0.350%	3/1/16	738	738
2	Fannie Mae Discount Notes	0.476%	3/9/16	75,000	74,992
2	Fannie Mae Discount Notes	0.341%–0.400%	3/16/16	22,577	22,574
2	Fannie Mae Discount Notes	0.251%	4/1/16	2,850	2,849
2	Fannie Mae Discount Notes	0.220%	4/6/16	4,146	4,145
2	Fannie Mae Discount Notes	0.230%	4/13/16	980	980
2	Fannie Mae Discount Notes	0.400%	5/2/16	3,890	3,887
2	Fannie Mae Discount Notes	0.511%	5/25/16	7,702	7,693
2	Fannie Mae Discount Notes	0.401%–0.521%	6/1/16	126,857	126,720
2	Fannie Mae Discount Notes	0.377%	6/2/16	52,500	52,449
2	Fannie Mae Discount Notes	0.637%	6/8/16	10,671	10,652
2	Fannie Mae Discount Notes	0.552%	6/16/16	9,388	9,373
2	Fannie Mae Discount Notes	0.366%	6/21/16	60,000	59,932
2	Fannie Mae Discount Notes	0.471%–0.541%	6/22/16	89,900	89,761
2	Fannie Mae Discount Notes	0.602%	6/29/16	25,000	24,950
2	Fannie Mae Discount Notes	0.572%	7/1/16	2,078	2,074
2	Fannie Mae Discount Notes	0.562%	7/6/16	501	500
2	Fannie Mae Discount Notes	0.501%	7/27/16	1,168	1,166
2	Fannie Mae Discount Notes	0.481%	8/17/16	1,067	1,065
3	Federal Home Loan Bank Discount Notes	0.315%–0.360%	3/2/16	25,745	25,745
3	Federal Home Loan Bank Discount Notes	0.280%–0.450%	3/4/16	21,743	21,742
3	Federal Home Loan Bank Discount Notes	0.250%–0.481%	3/9/16	53,375	53,369
3	Federal Home Loan Bank Discount Notes	0.481%	3/11/16	43,144	43,138
3	Federal Home Loan Bank Discount Notes	0.360%	3/16/16	389	389
3	Federal Home Loan Bank Discount Notes	0.340%	3/21/16	15,100	15,097
3	Federal Home Loan Bank Discount Notes	0.398%–0.420%	3/23/16	250,000	249,938
3	Federal Home Loan Bank Discount Notes	0.380%	3/28/16	25,825	25,818
3	Federal Home Loan Bank Discount Notes	0.431%	3/30/16	20,100	20,093
3	Federal Home Loan Bank Discount Notes	0.400%	4/8/16	299	299
3	Federal Home Loan Bank Discount Notes	0.400%	4/13/16	504	504
3	Federal Home Loan Bank Discount Notes	0.250%–0.420%	4/15/16	61,079	61,055
3	Federal Home Loan Bank Discount Notes	0.250%–0.471%	4/20/16	30,000	29,988
3	Federal Home Loan Bank Discount Notes	0.250%	4/22/16	50,000	49,982
3	Federal Home Loan Bank Discount Notes	0.380%	4/28/16	1,486	1,485

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.410%	4/29/16	904	903
3	Federal Home Loan Bank Discount Notes	0.481%	5/4/16	428	428
3	Federal Home Loan Bank Discount Notes	0.402%	5/6/16	58,000	57,957
3	Federal Home Loan Bank Discount Notes	0.390%	5/11/16	15,112	15,100
3	Federal Home Loan Bank Discount Notes	0.351%–0.461%	5/20/16	2,904	2,902
3	Federal Home Loan Bank Discount Notes	0.398%	5/25/16	65,000	64,939
3	Federal Home Loan Bank Discount Notes	0.390%–0.602%	5/27/16	103,672	103,572
3	Federal Home Loan Bank Discount Notes	0.521%–0.541%	6/1/16	40,000	39,946
3	Federal Home Loan Bank Discount Notes	0.411%	6/9/16	592	591
3	Federal Home Loan Bank Discount Notes	0.572%	7/6/16	21,000	20,958
3	Federal Home Loan Bank Discount Notes	0.572%–0.582%	7/8/16	115,798	115,560
3	Federal Home Loan Bank Discount Notes	0.511%–0.521%	7/20/16	32,450	32,385
3	Federal Home Loan Bank Discount Notes	0.505%	7/22/16	75,000	74,850
3	Federal Home Loan Bank Discount Notes	0.520%	7/27/16	75,000	74,840
3	Federal Home Loan Bank Discount Notes	0.481%–0.491%	8/10/16	48,122	48,016
3	Federal Home Loan Bank Discount Notes	0.465%	8/12/16	137,500	137,209
[3,4]	Federal Home Loan Banks	0.420%	7/6/16	40,000	40,000
[3,4]	Federal Home Loan Banks	0.375%	8/18/16	10,000	9,996
[3,4]	Federal Home Loan Banks	0.464%	9/2/16	245,000	245,002
[3,4]	Federal Home Loan Banks	0.524%	1/26/17	100,000	100,000
[2,4]	Federal Home Loan Mortgage Corp.	0.427%	7/21/16	87,000	86,998
[2,4]	Federal Home Loan Mortgage Corp.	0.374%	8/17/16	50,000	50,000
[2,4]	Federal Home Loan Mortgage Corp.	0.390%	9/2/16	200,000	200,000
[2,4]	Federal Home Loan Mortgage Corp.	0.562%	7/21/17	100,000	99,986
[2,4]	Federal National Mortgage Assn.	0.446%	7/25/16	25,000	25,003
[2,4]	Federal National Mortgage Assn.	0.451%	8/12/16	35,000	35,005
[2,4]	Federal National Mortgage Assn.	0.447%	8/15/16	143,985	144,009
[2,4]	Federal National Mortgage Assn.	0.438%	9/8/17	100,000	99,985
2	Freddie Mac Discount Notes	0.430%	3/1/16	170,000	170,000
2	Freddie Mac Discount Notes	0.361%	3/7/16	5,000	5,000
2	Freddie Mac Discount Notes	0.280%	3/11/16	60,000	59,995
2	Freddie Mac Discount Notes	0.240%	3/16/16	25,000	24,997
2	Freddie Mac Discount Notes	0.370%–0.408%	4/1/16	250,000	249,914
2	Freddie Mac Discount Notes	0.225%–0.350%	4/4/16	78,598	78,580
2	Freddie Mac Discount Notes	0.421%–0.451%	4/8/16	80,622	80,586
2	Freddie Mac Discount Notes	0.270%	4/15/16	2,227	2,226
2	Freddie Mac Discount Notes	0.230%	4/25/16	25,000	24,991
2	Freddie Mac Discount Notes	0.662%	6/1/16	1,550	1,547
2	Freddie Mac Discount Notes	0.377%–0.390%	6/2/16	50,945	50,895
2	Freddie Mac Discount Notes	0.380%	6/3/16	25,000	24,975
2	Freddie Mac Discount Notes	0.411%	6/7/16	50,000	49,944
2	Freddie Mac Discount Notes	0.381%	6/9/16	21,775	21,752
2	Freddie Mac Discount Notes	0.481%–0.521%	8/2/16	41,165	41,080
2	Freddie Mac Discount Notes	0.480%	8/5/16	55,500	55,384
2	Freddie Mac Discount Notes	0.456%	8/12/16	30,000	29,938
	United States Treasury Bill	0.341%	5/12/16	21,195	21,181
	United States Treasury Bill	0.416%–0.431%	6/2/16	65,000	64,929
	United States Treasury Bill	0.542%	6/9/16	20,000	19,970
	United States Treasury Bill	0.587%	6/16/16	100,000	99,826
4	United States Treasury Floating Rate Note	0.389%	4/30/16	4,000	4,000
4	United States Treasury Floating Rate Note	0.373%	10/31/16	50,000	49,983
4	United States Treasury Floating Rate Note	0.404%	1/31/17	18,234	18,234
	United States Treasury Note/Bond	2.250%	3/31/16	20,000	20,034
	United States Treasury Note/Bond	0.375%	3/31/16	19,955	19,958

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
United States Treasury Note/Bond	5.125%	5/15/16	45,000	45,454
United States Treasury Note/Bond	3.250%	5/31/16	50,000	50,353
United States Treasury Note/Bond	0.375%	5/31/16	25,000	25,003
United States Treasury Note/Bond	3.250%	7/31/16	194,813	197,029
United States Treasury Note/Bond	0.875%	9/15/16	75,000	75,139
Total U.S. Government and Agency Obligations (Cost $4,704,179)				4,704,179
Repurchase Agreements (19.5%)
Bank of Montreal
(Dated 2/29/16, Repurchase Value
$144,001,000, collateralized by Treasury
Inflation Indexed Note/Bond, 0.125%–0.750%,
4/15/17–2/15/45, U.S. Treasury Bond/Note
0.750%–3.125%, 2/28/18–5/15/21;
with a value of $146,880,000)	0.290%	3/1/16	144,000	144,000
Bank of Nova Scotia
(Dated 2/29/16, Repurchase Value
$145,001,000, collateralized by Treasury
Inflation Indexed Note/Bond, 0.125%–3.875%,
1/15/23–4/15/29, U.S. Treasury Bond/Note
0.500%–2.125%, 3/31/17–8/15/25;
with a value of $147,900,000)	0.300%	3/1/16	145,000	145,000
Federal Reserve Bank of New York
(Dated 2/29/16, Repurchase Value $48,000,000,
collateralized by U.S. Treasury Bond/Note
2.000%–6.625%, 7/31/20–2/15/27;
with a value of $48,000,000)	0.250%	3/1/16	48,000	48,000
TD Securities (USA) LLC
(Dated 2/23/16, Repurchase Value
$400,025,000, collateralized by U.S. Treasury
Bond/Note 1.000%–5.375%, 6/30/18–8/15/45;
with a value of $408,000,000)	0.320%	3/1/16	400,000	400,000
TD Securities (USA) LLC
(Dated 2/24/16, Repurchase Value
$250,016,000, collateralized by U.S. Treasury
Bond/Note 0.875%–3.875%, 4/15/17–8/15/40;
with a value of $255,000,000)	0.320%	3/2/16	250,000	250,000
TD Securities (USA) LLC
(Dated 2/25/16, Repurchase Value
$200,012,000, collateralized by U.S. Treasury
Bill 0.000%, 5/26/16, U.S. Treasury Bond/Note
0.625%–2.750%, 11/15/16–8/31/20;
with a value of $204,000,000)	0.320%	3/3/16	200,000	200,000
Total Repurchase Agreements (Cost $1,187,000)				1,187,000
Total Investments (96.6%) (Cost $5,891,179)				5,891,179

Federal Money Market Fund

Amount
($000)
Other Assets and Liabilities (3.4%)
Other Assets
Investment in Vanguard	472
Receivables for Accrued Income	2,479
Receivables for Capital Shares Issued	202,660
Other Assets	3,991
Total Other Assets	209,602
Liabilities
Payables for Capital Shares Redeemed	(180)
Payables for Distributions	(55)
Payables to Vanguard	(309)
Total Liabilities	(544)
Net Assets (100%)
Applicable to 6,099,672,877 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,100,237
Net Asset Value Per Share	$1.00

At February 29, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	6,100,183
Overdistributed Net Investment Income	(1)
Accumulated Net Realized Gains	55
Net Assets	6,100,237

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2016
($000)
Investment Income
Income
Interest	5,868
Total Income	5,868
Expenses
The Vanguard Group—Note B
Investment Advisory Services	60
Management and Administrative	1,788
Marketing and Distribution	454
Custodian Fees	17
Shareholders’ Reports	13
Trustees’ Fees and Expenses	1
Total Expenses	2,333
Expense Reduction—Note B	—
Net Expenses	2,333
Net Investment Income	3,535
Realized Net Gain (Loss) on Investment Securities Sold	16
Net Increase (Decrease) in Net Assets Resulting from Operations	3,551

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,535	317
Realized Net Gain (Loss)	16	14
Net Increase (Decrease) in Net Assets Resulting from Operations	3,551	331
Distributions
Net Investment Income	(3,536)	(317)
Realized Capital Gain	—	—
Total Distributions	(3,536)	(317)
Capital Share Transactions (at $1.00 per share)
Issued	3,824,135	972,690
Issued in Lieu of Cash Distributions	3,418	311
Redeemed	(1,052,081)	(756,637)
Net Increase (Decrease) from Capital Share Transactions	2,775,472	216,364
Total Increase (Decrease)	2,775,487	216,378
Net Assets
Beginning of Period	3,324,750	3,108,372
End of Period[1]	6,100,237	3,324,750
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.0001	.0001	.0001	.0001	.0002
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.0001	.0001	.0001	.0001	.0002
Distributions
Dividends from Net Investment Income	(.001)	(.0001)	(.0001)	(.0001)	(.0001)	(.0002)
Distributions from Realized Capital Gains	—	—	(.0000)[1]	—	—	—
Total Distributions	(.001)	(.0001)	(.0001)	(.0001)	(.0001)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.07%	0.01%	0.02%	0.01%	0.01%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,100	$3,325	$3,108	$3,522	$4,103	$4,794
Ratio of Expenses to
Average Net Assets[3]	0.11%	0.10%	0.09%	0.13%	0.12%	0.19%
Ratio of Net Investment Income to
Average Net Assets	0.17%	0.01%	0.01%	0.01%	0.01%	0.02%

The expense ratio and net income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2016, 0.11% for 2015, 0.11% for 2014, 0.14%
for 2013, 0.16% for 2012, and 0.20% for 2011. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counter-parties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2012–2015), and for the period ended February 29, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 29, 2016, or at any time during the period then ended.

Federal Money Market Fund

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2016, the fund had contributed to Vanguard capital in the amount of $472,000, representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 29, 2016, Vanguard’s expenses were reduced by $385 (an effective annual rate of 0.00% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2016, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 29, 2016, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund

Fund Profile
As of February 29, 2016

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.09%
7-Day SEC Yield	0.25%
Average Weighted
Maturity	58 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's,
Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit
Quality.

1 The expense ratio shown is from the prospectus dated December 14, 2015, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2016, the annualized expense ratio was 0.09%.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2005, Through February 29, 2016
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2006	4.22%	3.54%
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.02	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.05	0.00
7-day SEC yield (2/29/2016): 0.25%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2016, performance data reflect the six months ended February 29, 2016.

Average Annual Total Returns: Periods Ended December 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Treasury Money Market Fund	12/14/1992	0.02%	0.02%	1.17%

See Financial Highlights for dividend information.

Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (101.4%)
	United States Treasury Bill	0.151%–0.261%	3/3/16	149,797	149,795
	United States Treasury Bill	0.230%–0.280%	3/10/16	961,437	961,371
	United States Treasury Bill	0.250%–0.252%	3/24/16	316,000	315,949
	United States Treasury Bill	0.260%	3/31/16	769,000	768,833
	United States Treasury Bill	0.251%–0.255%	4/21/16	143,000	142,949
	United States Treasury Bill	0.306%	4/28/16	439,000	438,784
	United States Treasury Bill	0.280%–0.347%	5/5/16	1,419,000	1,418,176
	United States Treasury Bill	0.311%–0.315%	5/12/16	698,402	697,962
	United States Treasury Bill	0.306%	5/19/16	491,000	490,670
	United States Treasury Bill	0.303%–0.320%	5/26/16	621,585	621,122
	United States Treasury Bill	0.321%	6/2/16	149,918	149,796
	United States Treasury Bill	0.558%	6/9/16	320,000	319,506
	United States Treasury Bill	0.458%	8/25/16	300,000	299,326
2	United States Treasury Floating Rate Note	0.389%	4/30/16	35,000	35,000
2	United States Treasury Floating Rate Note	0.390%	7/31/16	150,000	150,000
2	United States Treasury Floating Rate Note	0.373%	10/31/16	640,000	639,899
2	United States Treasury Floating Rate Note	0.404%	1/31/17	300,287	300,281
2	United States Treasury Floating Rate Note	0.397%	7/31/17	100,000	99,938
2	United States Treasury Floating Rate Note	0.488%	10/31/17	100,000	99,799
2	United States Treasury Floating Rate Note	0.592%	1/31/18	135,000	135,081
	United States Treasury Note/Bond	0.375%	3/31/16	300,000	300,002
	United States Treasury Note/Bond	0.375%	4/30/16	175,000	174,997
	United States Treasury Note/Bond	3.250%	5/31/16	300,000	302,118
	United States Treasury Note/Bond	0.625%	7/15/16	457,000	457,361
	United States Treasury Note/Bond	1.500%	7/31/16	250,000	251,043
	United States Treasury Note/Bond	0.500%	7/31/16	40,000	40,010
Total U.S. Government and Agency Obligations (Cost $9,759,768)					9,759,768
Total Investments (101.4%) (Cost $9,759,768)					9,759,768

Treasury Money Market Fund

Amount
($000)
Other Assets and Liabilities (-1.4%)
Other Assets
Investment in Vanguard	835
Receivables for Accrued Income	4,329
Receivables for Capital Shares Issued	11,953
Other Assets	4,005
Total Other Assets	21,122
Liabilities
Payables for Investment Securities Purchased	(149,796)
Payables for Capital Shares Redeemed	(8,428)
Payables for Distributions	(36)
Payables to Vanguard	(424)
Total Liabilities	(158,684)
Net Assets (100%)
Applicable to 9,619,204,496 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,622,206
Net Asset Value Per Share	$1.00

At February 29, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	9,622,244
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(38)
Net Assets	9,622,206

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2016
($000)
Investment Income
Income
Interest	8,254
Total Income	8,254
Expenses
The Vanguard Group—Note B
Investment Advisory Services	127
Management and Administrative	3,160
Marketing and Distribution	813
Custodian Fees	45
Shareholders’ Reports	10
Trustees’ Fees and Expenses	3
Total Expenses	4,158
Expense Reduction—Note B	(199)
Net Expenses	3,959
Net Investment Income	4,295
Realized Net Gain (Loss) on Investment Securities Sold	(38)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,257

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,295	985
Realized Net Gain (Loss)	(38)	37
Net Increase (Decrease) in Net Assets Resulting from Operations	4,257	1,022
Distributions
Net Investment Income	(4,295)	(985)
Realized Capital Gain	—	—
Total Distributions	(4,295)	(985)
Capital Share Transactions (at $1.00 per share)
Issued	950,289	568,831
Issued in Lieu of Cash Distributions	4,186	960
Redeemed	(720,163)	(1,546,511)
Net Increase (Decrease) from Capital Share Transactions	234,312	(976,720)
Total Increase (Decrease)	234,274	(976,683)
Net Assets
Beginning of Period	9,387,932	10,364,615
End of Period[1]	9,622,206	9,387,932
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0005	.0001	.0001	.0002	.0001	.0002
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0005	.0001	.0001	.0002	.0001	.0002
Distributions
Dividends from Net Investment Income	(.0005)	(.0001)	(.0001)	(.0002)	(.0001)	(.0002)
Distributions from Realized Capital Gains	—	—	(.0000)[1]	—	—	—
Total Distributions	(.0005)	(.0001)	(.0001)	(.0002)	(.0001)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.05%	0.01%	0.01%	0.02%	0.01%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,622	$9,388	$10,365	$11,660	$13,354	$15,314
Ratio of Expenses to
Average Net Assets[3]	0.09%	0.04%	0.05%	0.08%	0.05%	0.11%
Ratio of Net Investment Income to
Average Net Assets	0.09%	0.01%	0.01%	0.02%	0.01%	0.02%

The expense ratio and net income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016, 0.09% for 2015, 0.09% for 2014, 0.09%
for 2013, 0.10% for 2012, and 0.12% for 2011. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2012–2015), and for the period ended February 29, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 29, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Treasury Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2016, the fund had contributed to Vanguard capital in the amount of $835,000, representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 29, 2016, Vanguard’s expenses were reduced by $199,000 (an effective annual rate of 0.00% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2016, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 29, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2015	2/29/2016	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.95	$0.80
Admiral Shares	1,000.00	1,001.25	0.50
Federal Money Market Fund	$1,000.00	$1,000.74	$0.55
Treasury Money Market Fund	$1,000.00	$1,000.46	$0.45
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.07	$0.81
Admiral Shares	1,000.00	1,024.37	0.50
Federal Money Market Fund	$1,000.00	$1,024.32	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.42	$0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund,
0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 196 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
Chris D. McIsaac
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2016
VANGUARD MONEY MARKET RESERVES

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2016

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.